Related Party Transaction - Additional Information (Detail) - USD ($)			1 Months Ended		12 Months Ended
		Mar. 03, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Related Party Transaction [Line Items]
Repay certain Loans furnished by the shareholders		$ 50,000,000
Repurchase shares from all shareholders		45,000,000
Proceeds from general corporate purposes		175,000,000
Related party receivable					$ 5,253,000	$ 2,240,000
Related party payable					84,364,000	71,006,000
Net related party transactions					37,000,000	27,008,000	$ 22,911,000
Restricted cash and cash equivalents					$ 10,000,000	20,459,000
Loans received	[1]						25,000,000
Decolar.com LTDA. [Member]
Related Party Transaction [Line Items]
Loans received				$ 25,000,000				$ 25,000,000
Interest accrue or be payable								$ 0
Minimum [Member]
Related Party Transaction [Line Items]
Percentage of voting or economic power of the securities					50.00%
Expedia [Member]
Related Party Transaction [Line Items]
Sale of common stock		$ 270,000,000	$ 270,000,000
Sale of common stock, Shares		9,590,623
Percentage of issued and outstanding shares		16.36%
Number of shares repurchased		1,598,434
Termination fee			$ 125,000,000		$ 125,000,000
Related party receivable					5,253,000	2,240,000
Related party payable					84,364,000	71,006,000
Net related party transactions					37,000,000	27,008,000	22,911,000
Restricted cash and cash equivalents					$ 10,000,000
Management Stockholders [Member]
Related Party Transaction [Line Items]
Related party transaction, amount payable to management stockholders						$ 5,800,000	$ 5,400,000
Description of settlement agreement with terminated employees						The settlement agreements includes a payable cash amount of $ 5,800, as a result of an employee relationship benefit and non competition and non disclosure agreement, out of which 50% was payable on July 1, 2018 or upon the occurrence of a liquidity event, which may result from the consummation of an initial public offering, or a capital injection among other conditions. As in September 20, 2017, the Company issued the initial public offering, the settlement was fully paid in December 2017.

[1]	See note 14.